Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Entity Central Index Key		dei_EntityCentralIndexKey	0001450501

Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading

EGShares Blue Chip ETF

Objective [Heading]		rr_ObjectiveHeading

Investment Objective

Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock

The Fund seeks investment results that correspond (before fees and expenses) to the price and yield performance of the EGAI Developed Markets Blue Chip EM Access Index SM (the “BCHP Underlying Index”).

Expense [Heading]		rr_ExpenseHeading

Fees and Expenses

Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund (“Shares”). You may also incur customary brokerage charges when buying or selling Fund Shares.
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading

Portfolio Turnover

Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities or other instruments. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period April 23, 2014 (commencement of operations) through March 31, 2015, the Fund’s portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	82.00%
Expense Exchange Traded Fund Commissions [Text]		rr_ExpenseExchangeTradedFundCommissions	You may also incur customary brokerage charges when buying or selling Fund Shares.
Expense Example [Heading]		rr_ExpenseExampleHeading

Example

Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example does not include the brokerage commission that you may pay to buy and sell exchange-traded Shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]		rr_StrategyHeading

Principal Investment Strategies

Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund is an exchange-traded fund (“ETF”). The Fund seeks to achieve its investment objective by attempting to replicate the portfolio of the BCHP Underlying Index through investments in equity securities, including, but not limited to, common shares traded on local exchanges, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). ADRs and GDRs represent ownership interests in shares of foreign companies that are held in financial institution custodial accounts, and are traded on exchanges in the United States and around the world.

Under normal circumstances, the Fund will invest at least 80% of its net assets in companies included in the BCHP Underlying Index, and generally expects to be substantially invested at such times, with at least 95% of its net assets invested in these securities.

The BCHP Underlying Index is an equal-weighted equity index comprised of 30 companies that (i) are well established, widely recognized and among the market leaders in their respective sectors; (ii) are domiciled and publicly traded in developed market countries (including the United States); (iii) have, as of the BCHP Underlying Index’s most recent constitution, a U.S. Dollar equivalent market capitalization of at least $2 billion (based on then-current exchange rates); and (iv) have measurable revenue from developing market countries, which include both frontier market countries ( i.e., those that are in the initial stages of their economic development) and emerging market countries ( i.e. , those that are in the intermediate stages of their economic development). The market capitalization of index constituents as of June 30, 2015 ranged from approximately U.S. $3.2 billion to U.S. $197.4 billion. The BCHP Underlying Index is sponsored by EGA Indices (“EGAI”), a separate group within Emerging Global Advisors, LLC (“EGA”), investment adviser to the Fund. An equal-weighted index represents the performance of its constituent securities in equal proportion to one another.

The Fund intends to replicate the constituent securities of the BCHP Underlying Index, which is maintained by EGAI, an affiliate of the Fund, as closely as possible using U.S. common stocks, ordinary local shares, ADRs or GDRs. In certain circumstances, when it may not be possible or practicable to fully implement a replication strategy, EGA may utilize a “representative sampling” strategy whereby the Fund would hold a significant number of the component securities of the BCHP Underlying Index, but may not track the index with the same degree of accuracy as would an investment vehicle replicating the entire index.

Under normal market circumstances, the Fund will invest at least 80% of its net assets in equity securities (including common shares traded on local exchanges, ADRs and GDRs) of well established, widely recognized companies that are among the market leaders in their respective sectors (i.e., “blue chip companies”). The Fund may invest in mid-capitalization (“mid cap”) companies ( i.e. , those with market capitalizations between U.S. $2 billion and U.S. $10 billion) and large capitalization companies ( i.e. , those with market capitalizations over U.S. $10 billion). A substantial portion of the Fund’s assets are denominated in currencies other than the U.S. Dollar.

The Fund will invest in specific countries or geographic regions to approximately the same extent as the BCHP Underlying Index. The Fund may concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BCHP Underlying Index is concentrated.

Strategy Portfolio Concentration [Text]		rr_StrategyPortfolioConcentration

The Fund may concentrate its investments (i.e., hold 25% or more of its net assets) in a particular industry or group of industries to approximately the same extent that the BCHP Underlying Index is concentrated.

Risk [Heading]		rr_RiskHeading

Principal Risks

Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.

Equity Securities The price of one or more of the equity securities in the Fund’s portfolio may fall. Many factors can adversely affect an equity security’s performance, including both general financial market conditions and factors related to a specific company, industry or geographic region.

Market Price Variance As an ETF, the Fund’s Shares generally trade in the secondary market on the NYSE Arca, Inc. (the “Exchange”) at market prices that change throughout the day. Although it is expected that the market price of Fund Shares will approximate the Fund’s net asset value per Share (“NAV”), there may be times when the market price and the NAV vary significantly. You may pay more than NAV when you buy Shares of the Fund on the Exchange, and you may receive less than NAV when you sell those Shares on the Exchange.

Non-Correlation The Fund’s return may not match the return of the BCHP Underlying Index. The Fund incurs a number of operating expenses that are not reflected in the BCHP Underlying Index, including the cost of buying and selling securities. If the Fund is not fully invested, holding cash balances may prevent it from tracking the BCHP Underlying Index. In addition, the Fund’s NAV may deviate from the BCHP Underlying Index if the Fund fair values a portfolio security at a price other than the price used by the BCHP Underlying Index for that security. To the extent that EGA uses a representative sampling strategy, the Fund may not track the BCHP Underlying Index as closely as it would have if EGA were using a full replication strategy.

Index-Related Risk There is no assurance that the BCHP Underlying Index will be determined, composed or calculated accurately. While EGAI, the sponsor of the BCHP Underlying Index, provides descriptions of what the BCHP Underlying Index is designed to achieve, EGAI does not guarantee the quality, accuracy or completeness of data in respect of its indices, and does not guarantee that the BCHP Underlying Index will be in line with its described index methodology. Gains, losses or costs to the Fund caused by errors to the BCHP Underlying Index may therefore be borne by the Fund and its shareholders. Although EGAI is a separate group within EGA, EGA maintains compliance policies and procedures designed to prevent conflicts of interest from arising in the portfolio management of the Fund and the personal trading of EGA personnel.

Market Liquidity for Fund Shares As an ETF, Fund Shares are not individually redeemable securities. There is no assurance that an active trading market for Fund Shares will develop or be maintained. Active market trading of Fund Shares may cause more frequent creations or redemptions of Creation Units, which, if not conducted in-kind, could increase the rate of portfolio turnover and the Fund’s tracking error versus the BCHP Underlying Index, as well as generate capital gains taxes.

Concentration The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the BCHP Underlying Index, and as such, may be adversely affected by increased price volatility of securities in those industries, and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting those industries.

Foreign Investment The Fund’s foreign investments may be more volatile because of economic or political developments, public health and safety issues, demographic changes, market inefficiencies, lack of regulatory oversight, or a higher risk that essential investment information may be incomplete, unavailable or inaccurate. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of the Fund’s portfolio securities. Although companies included in the BCHP Underlying Index are domiciled in developed market countries, the Fund has material indirect access to developing markets, which include emerging markets and frontier markets, because such companies have measurable revenue exposure to developing markets. The risks associated with foreign investments may be more pronounced in developing markets.

Foreign Currency The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Risks related to foreign currencies also include those related to economic or political developments, market inefficiencies or a higher risk that essential investment information may be incomplete, unavailable or inaccurate.

Country and Regional The Fund will invest in specific countries or geographic regions to approximately the same extent as the BCHP Underlying Index. To the extent that the Fund invests a significant portion of its assets in a particular country or a specific geographic region, the Fund will generally have more exposure to that country’s or region’s economic risks. In the event of economic or political turmoil or a deterioration of diplomatic relations in a country or region where a substantial portion of the Fund’s assets are invested, the Fund may experience increased volatility or illiquidity of its portfolio holdings, which may adversely affect Fund performance.

Mid Cap Companies Mid cap companies may have greater volatility in price than the stocks of large capitalization companies due to more limited product lines or resources or a dependency upon a particular market niche.

Liquidity In certain circumstances, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of EGA, preventing the Fund from tracking the BCHP Underlying Index.

Depositary Receipts Changes in foreign currency exchange rates will affect the value of ADRs or GDRs and, therefore, may affect the value of the Fund’s portfolio. There is no guarantee that a financial institution will continue to sponsor an ADR or GDR, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt.

Passive Management Unlike many investment companies, the Fund is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble or defaulted, or whose credit rating was downgraded, unless that security were removed from the BCHP Underlying Index.

Issuer-Specific Changes The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

Cash Transactions In certain instances, the Fund may effect creations and redemptions for cash, rather than in-kind. As a result, an investment in the Fund may be less tax-efficient than an investment in a more conventional ETF.

International Closed Market Trading Because some or all of the Fund’s underlying securities trade on an exchange that is closed when the securities exchange on which the Fund Shares list and trade is open, there may be market uncertainty about the stale security pricing ( i.e. , the last quote from its closed foreign market) resulting in premiums or discounts to NAV that may be greater than those experienced by other ETFs.

Authorized Participants Concentration The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). To the extent that those APs exit the business or are unable to process creation and/or redemption orders, and no other AP is willing or able to create or redeem Shares of the Fund, the Fund’s Shares may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Risk Lose Money [Text]		rr_RiskLoseMoney	Like all investments, investing in the Fund entails risks, including the risk that you may lose part or all of the money you invest.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading

Performance

Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
Performance One Year or Less [Text]		rr_PerformanceOneYearOrLess	Because the Fund has not completed a full calendar year of operations, no performance information has been provided.
| EGShares Blue Chip ETF
Risk/Return:		rr_RiskReturnAbstract
Management Fees		rr_ManagementFeesOverAssets	0.60%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	0.60%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 61
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	192
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	335
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 750

[1]	Pursuant to the investment advisory agreement with EGA Emerging Global Shares Trust on behalf of the Fund, Emerging Global Advisors, LLC, investment adviser to the Fund, pays all of the expenses of the Fund, except for the Fund’s advisory fee, payments under the Fund’s Rule 12b-1 plan (if any), brokerage expenses, taxes, interest, litigation expenses, and other non-routine or extraordinary expenses.